ROCKHAVEN ASSET MANAGEMENT

                     THE RISK MANAGERS


                     The Rockhaven Fund

                     The Rockhaven Premier
                     Dividend Fund


                     LOGO

                     SEMI-ANNUAL

                     FOR THE SIX MONTHS ENDED MARCH 31, 2000

Dear Investor:

First and foremost, we thank you for your continued support of Rockhaven and our funds. Recent months have been tumultuous and your vote of confidence is important to us. All employees here at Rockhaven invest in our funds as well, so it may help to remember that we are with you each step of the way.

In the last ten years or so, responsibility of your financial future has been shifted...to you. The most notable landmark of this momentous shift was the creation of the 401(k) and 403(b) plans in 1981. Previously, almost all employees participated in defined benefit, or pension plans. As people become less tied to their jobs, 401(k) plans have proliferated as "portable retirement". Fewer people begin and end their employment careers with the same company, so employers have replaced the relatively inflexible pension plan with retirement benefits that can travel with employees who move on to new positions at different firms.
While this has definitely bestowed benefits upon you and I, it has made each one of us more responsible than ever before.

With the rise of personal responsibility over our own retirement assets, we have been encouraged to learn about the stock market and other investment vehicles. The proliferation of financial media, including CNBC and the Wall Street Journal, have helped to create an almost nationwide fascination with stocks. Individual investors now control 70% of the industry's $20 trillion under management. Not so long ago, everyone believed professional investors controlled movements in the market and that their superior knowledge was somehow rational, and this was comforting. However, in a world of limitless financial data and daily performance reporting, investors' attitudes and behavior toward professional money managers has gone from trusted fiduciary to commoditization.

We seem to have created a market with a case of attention deficit disorder... in today's world, the only money management businesses are the ones with superior performance. We need to perform well enough to attract new money, well enough to please our existing shareholders, and well enough to attract and retain talented employees. While as a professional money manager, it may appear as if we are nameless, faceless institutions, we in fact have a very real interest in your success. Not to mention that a good percentage of our net worth is in our own funds!

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ROCKHAVEN ASSET MANAGEMENT             1                 2000 SEMI-ANNUAL REPORT

As a professional money manager, I have learned a few things in my tenure over the last 17 years. I have learned to "listen to the market". Take what it will give you....and don't fight it. Seek to identify what risks it will reward you for, and more importantly, what risks it won't reward you for. Be in harmony with the market. That is why we don't market time and we don't make sector bets. We focus purely on security selection.

I understand that as an investor, you are constantly being pulled in a variety of different directions. Very few of you invest professionally, as a way to earn a living. You are too busy pursuing your own endeavors as accountants, doctors, truck drivers, and so on (if I didn't mention you specifically, I apologize). Take comfort in the fact that myself and the Rockhaven team are dedicated to your financial success and each day we are here listening to the market and accepting the responsibility of your invested assets. We value the opportunity to do so and your continued confidence is appreciated.

CURRENT ENVIRONMENT

Wealth Effect...What Wealth Effect?

If productivity, can be our savior one quarter, how can it be the villain the next? Greenspan now warns that greater productivity leads to higher earnings and higher stock prices. Since stocks are worth more, people will spend more, and that would create supply shortages, labor shortages, traffic jams, road rage, ulcers, impotency, and who knows what else. Better to nip this productivity cancer in the bud than suffer the consequences of prosperity!

* EARNINGS -- For the world's largest economic power experiencing it's longest economic expansion in history, last quarter's GDP growth of 7.3% is truly stunning. Yet inflation remains subdued. Companies can't raise prices, yet they are compelled to pay higher wages and higher costs for most commodities. Still, the astounding gains in productivity have lead to first quarter earnings gains for the S&P 500 in excess of 20%. Earnings continue to be robust.

* INTEREST RATES -- The bond market has reacted to Mr. Greenspan's rate increase by rallying at the long-end of the curve. The bond market has factored in another 50 basis point increase, and believes that the Fed is much closer to the end of its tightening efforts than the beginning. If this holds true, rates will probably be lower by year-end. Also, the recent declines in the most speculative corners of the stock market will definitely cool talk of a wealth effect.

--------------------------------------------------------------------------------
ROCKHAVEN ASSET MANAGEMENT             2                 2000 SEMI-ANNUAL REPORT

* LIQUIDITY -- During his reign Mr. Greenspan has generally adhered to the price rule, and that is why we have little or no inflation. He has deviated from the rule during times of crisis or to avert one (i.e., Mexico, Russia, Asia, Y2K). Having amply funded the Y2K threat, and with no crisis on the near-term horizon, we can continue to expect the excess liquidity to be absorbed.

* SUMMARY -- The first quarter saw the lingering effects of excess liquidity (strong earnings, and strong cash flows into all things technology) drive the NASDAQ beyond reason. As the second quarter begins, we are seeing a lot of the market's excesses being corrected. This is a very healthy process as long as it is not carried to extremes. If Mr. Greenspan can gradually ease off the pedal without doing serious damage to the economy, 2000 should continue to be a year where the economy grows, inflation stays low, and equity markets post positive returns.

TRACKING PROGRESS

The incredible story of the NASDAQ continues to surprise us all. The market is being driven, more than ever, by supply and demand. This has always been the case, but now we're on Internet time. Stocks that have risen on pure demand and limited supply, with no earnings and miniscule revenues, are now falling from the weight of excess supply and no demand. See the following tables provided by Ed Kerschner of PaineWebber.

OLD OLD INDUSTRIALS, OLD NEW INDUSTRIALS AND NEW NEW INDUSTRIAL
(PERCENT CHANGE IN PRICE)

                             12/31/99           3/10/00             12/31/99
                            TO 3/10/00         TO 4/12/00          TO 4/12/00
                            ----------         ----------          ----------
Old Old Industrials           (21.7)%             22.4%               (4.2)%
Old New Industrials            10.8               (9.7)                0.1
New New Industrials            64.2              (42.8)               (6.1)

NASDAQ 100                     23.7              (20.8)               (2.0)
NASDAQ Composite               24.1              (25.3)               (7.4)
S&P 500                        (5.0)               5.2                (0.1)
DJIA                          (13.6)              12.0                (3.2)
Merrill Lynch All
  Convertible                  13.4              (12.6)               (0.9)


SOURCE: PAINE WEBBER

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ROCKHAVEN ASSET MANAGEMENT             3                 2000 SEMI-ANNUAL REPORT

OLD AND NEW METRICS OF OLD OLD INDUSTRIALS, OLD NEW INDUSTRIALS AND NEW NEW INDUSTRIAL

                             MARCH 10, 2000                 APRIL 12, 2000
                       ---------------------------   ---------------------------
                       PRICE/EARNINGS  PRICE/SALES   PRICE/EARNINGS  PRICE/SALES
                       --------------  -----------   --------------  -----------
                        1999     2000      1999       1999    2000      1999
                        ----     ----      ----       ----    ----      ----
Old Old Industrials     12.6x    10.8x     0.6x       15.4x   13.2x     0.7x
Old New Industrials     69.2     54.3      7.3        62.5    49.0      6.6
New New Industrials     Nmf      Nmf      85.7        Nmf     Nmf      49.0

NASDAQ 100             147.1    110.8     11.0       116.5    87.7      8.7
NASDAQ Composite        N/A      N/A       N/A        N/A     N/A       N/A
S&P 500                 28.3     24.1      2.1        29.8    25.3      2.2
DJIA                    21.9     19.1      1.7        24.5    21.4      1.9

----------
SOURCE: PAINE WEBBER

The convertible market has continued to mirror the NASDAQ, and was up 13.39% as of March 10th, but is down since that time. As of this writing, convertibles issued by companies with no credit support have come down hardest.

The funds are constructed to run sector neutral to their respective benchmarks (the S&P 500 Index for the Rockhaven Fund and the Merrill Lynch All-Convertible Index for the Rockhaven Premier Dividend Fund). This sector-neutrality helped us to aptly invested in the sectors which were most successful in the past six months, primarily technology. By focusing on security selection, we are able to add value by picking the best names in each sector. The sector neutrality helps us to participate in the sectors which are working, without being overexposed in the sectors which are not.

However, as things have turned ugly, our sector-neutrality and disciplined portfolio construction, as well as the use of convertibles, has allowed us to hang on to some of our past gains. We have worked hard as a team to limit the possibilities of a dramatic downside, even if that limits a little of our upside. We are professionals, and we plan on staying in this game for a long, long time. If you have the stomach for it, this is still one of the greatest professions there is. If you don't, there's a lot more to life than the stock market.

Thank you for your continuing support,

/s/ Christopher Wiles

Christopher Wiles

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ROCKHAVEN ASSET MANAGEMENT             4                 2000 SEMI-ANNUAL REPORT

The Rockhaven Fund

AVERAGE ANNUAL TOTAL RETURN(3)
One Year .....................24.49%
Since Inception (11/3/97) ....17.34%

COMPARISON OF THE CHANGE IN VALUE OF A $10,000INVESTMENT IN THE ROCKHAVEN FUND VERSUS THE S&P 500 COMPOSITE STOCK PRICE INDEX(1) AND THE S&P/BARRA VALUE FUND INDEX.(2)

                                           S&P 500 Barra       S&P 500 Composite
                    The Rockhaven Fund    Value Fund Index     Stock Price Index
                    ------------------    ----------------     -----------------
 3 Nov 97                $10,000             $10,000               $10,000
31 Dec 97                  9,707              10,335                10,317
31 Mar 98                 10,807              11,666                11,430
30 Jun 98                 10,543              12,075                11,459
30 Sep 98                  9,274              10,831                 9,928
31 Dec 98                 10,860              13,091                11,604
31 Mar 99                 11,127              13,700                11,880
30 Jun 99                 11,868              14,619                13,103
30 Sep 99                 11,303              13,661                11,842
31 Dec 99                 13,558              15,647                12,846
31 Mar 00                $14,697             $12,965               $15,959

----------
PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE.

(1) THE S&P 500 COMPOSITE STOCK PRICE IS AN UNMANAGED CAPITALIZATION-WEIGHTED INDEX INDEX OF 500 STOCKS DESIGNED TO REPRESENT THE BROAD DOMESTIC ECONOMY.

(2)  THE S&P/BARRA VALUE IS ANUNMANAGED INDEX PPROXIMATELY INDEX
     CAPITALIZATION-WEIGHTED THAT CONTAIA 50% OF THE STOCKS IN THE S&P LOWER 500 PRICE-TO-BOOK RATIOS.

(3) AVERAGE ANNUAL TOTAL RETURN AND GRAPH FOR THE FUND DEPICTS TABLE PERFORMANCE ASSUMING THE MAXIMUM SALES LOAD HAD BEEN PAID. IF SHARES PURCHASEAT A BREAKPOINT LESS THAN THE WE'RE LOAD MAXIMUM SALES LOAD OR AT NAV, RETURNS SHOWN WOULD BE HIGHER. The Rockhaven Premier Dividend Fund

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ROCKHAVEN ASSET MANAGEMENT             5                 2000 SEMI-ANNUAL REPORT

AVERAGE ANNUAL TOTAL RETURN(2)
One Year ........................45.19%
Since Inception (11/3/97) .......29.27%

COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE ROCKHAVEN PREMIER DIVIDEND FUND VERSUS THE MERRILL LYNCH ALL-CONVERTIBLE INDEX.(1)

                The Rockhaven Premier       Merrill Lynch All
                   Dividend Fund            Convertible Index
                   -------------            -----------------
 3 Nov 97            $10,000                     $10,000
31 Dec 97
31 Mar 98
30 Jun 98
30 Sep 98                           [PLOT POINTS TO COME!]
31 Dec 98
31 Mar 99
30 Jun 99
30 Sep 99
31 Dec 99
31 Mar 00            $18,557                     $16,623

----------
PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE.

(1) THE VALUATION CALCULATION FOR THE MERRILL LYNCH ALL-CONVERTIBLE INDEX IS FOR THE PERIOD NOVEMBER 1, 1997 THROUGH MARCH 31, 2000. THIS INDEX INCLUDES U.S. DOLLAR-DENOMINATED CONVERTIBLES OF $50 MILLION OR MORE IN SIZE, AND INCORPORATES BOTH TRADITIONAL AND MANDATORY CONVERSION STRUCTURES.

(2) THE AVERAGE ANNUAL TOTAL RETURN TABLE AND GRAPH FOR THE FUND DEPICTS PERFORMANCE ASSUMING THE MAXIMUM SALES LOAD HAD BEEN PAID. IF SHARES WERE PURCHASED AT A LOAD BREAKPOINT LESS THAN THE MAXIMUM SALES LOAD OR AT NAV, RETURNS SHOWN WOULD BE HIGHER.

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ROCKHAVEN ASSET MANAGEMENT             6                 2000 SEMI-ANNUAL REPORT

THE ROCKHAVEN FUND
Schedule of Investments
AT MARCH 31, 2000

SHARES/
PRINCIPAL   COMMON STOCKS &
AMOUNT      CONVERTIBLE SECURITIES: 98.74%                      MARKET VALUE
--------------------------------------------------------------------------------
            BASIC MATERIALS: 2.05%
    600     E. I. du Pont de Nemours and Company                 $   31,725
  1,200     Sealed Air Corporation, Cvt. Pfd. $2 Series A            62,325
                                                                 ----------
                                                                     94,050
                                                                 ----------
            CAPITAL GOODS/DIVERSIFIED: 10.83%
    500     Corning Incorporated                                     97,000
    700     General Electric Company                                108,631
 30,000     Oak Industries Inc., Cvt. Bd. 4.875%, 3/1/2008          126,675
 60,000     Sanmina Corporation, Cvt. Bd. 4.25%, 5/6/2002            96,975
100,000     Solectron Corporation, Cvt. Bd. 0%, 1/27/20191           67,125
                                                                 ----------
                                                                    496,406
                                                                 ----------
            COMMUNICATION SERVICES: 11.78%
  2,500     Amdocs Limited, Cvt. Pfd. 6.75%                         155,000
  1,200     MediaOne Group, Inc., Cvt. Pfd. 7%                       62,400
120,000     NEXTEL Communications, Inc., Cvt. Bd. 5.25%,
              1/15/2010                                             143,550
    300     NEXTLINK Communications, Inc., Cvt. Pfd. 6.5%            85,838
90,000      NTL Incorporated, Cvt. Bd. 5.75%, 12/15/2009             92,588
                                                                 ----------
                                                                    539,376
                                                                 ----------
            CONSUMER CYCLICAL: 10.99%
  1,700     Automatic Data Processing                                82,025
115,000     Costco Companies, Inc., Cvt. Bd. 0%, 8/19/20171         137,425
  2,200     Dollar General Corporation, STRYPES 8.5%                 84,150
  1,550     Ford Motor Company                                       71,203
 30,000     Omnicom Group Inc., Cvt. Bd. 4.25%, 1/3/2007             89,813
    700     Wal-Mart Stores, Inc.                                    38,850
                                                                 ----------
                                                                    503,466
                                                                 ----------
            ENERGY: 5.09%
   3,00     Enron Corp., Cvt. Pfd. 7%                                66,188
  1,324     Exxon Mobil Corporation                                 103,024
  1,300     Shell Transport and Trading ADR                          63,781
                                                                 ----------
                                                                    232,993
                                                                 ----------
            FINANCE: 12.09%
    700     American International Group, Inc.                       76,650
    800     Bank of America Corporation                              41,950
  1,750     Citigroup Inc.                                          103,796
    700     J.P. Morgan & Co., Incorporated                          92,225
    700     Lehman Brothers Holdings Inc.                            67,900
    800     Merrill Lynch & Co., Inc.                                84,000
  1,000     The Chase Manhattan Bank                                 87,188
                                                                 ----------
                                                                    553,709
                                                                 ----------

--------------------------------------------------------------------------------
ROCKHAVEN ASSET MANAGEMENT             7                 2000 SEMI-ANNUAL REPORT

THE ROCKHAVEN FUND
Schedule of Investments
AT MARCH 31, 2000

SHARES/
PRINCIPAL   COMMON STOCKS &
AMOUNT      CONVERTIBLE SECURITIES: 98.74%                      MARKET VALUE
--------------------------------------------------------------------------------
            HEALTH CARE: 8.70%
  2,000     Abbott Laboratories                                      70,375
  1,000     Bausch & Lomb Incorporated                               52,188
    900     Bristol-Myers Squibb Company                             51,975
 70,000     Centocor, Inc., Cvt. Bd. 4.75%, 2/21/2001                77,875
  1,900     Monsanto Company, Cvt. Pfd. 6.5%                         86,925
 70,000     Roche Holdings, Inc., Cvt. Bd. 0%, 1/19/2015(1)          59,238
                                                                 ----------
                                                                    398,576
                                                                 ----------
            STAPLES: 10.49%
 60,000     Clear Channel Communications, Inc., Cvt. Bd. 2.625%,
              4/1/2003                                               73,950
    500     Houston Industries, Inc./Time Warner, Cvt. Pfd. 7%       79,500
    900     The Coca-Cola Company                                    42,244
  1,000     The Estee Lauder Companies Inc., Cvt. Pfd. 6.25%         95,000
  1,300     The Quaker Oats Company                                  78,813
  2,000     The Seagram Company Ltd., Cvt. Pfd. ACES 7.5%           111,000
                                                                 ----------
                                                                    480,507
                                                                 ----------
            TECHNOLOGY: 24.32%
 60,000     Atmel Corporation, Cvt. Bd. 0%, 4/21/20181               87,750
  1,900     Computer Associates International, Inc.                 112,455
 90,000     Conexant Systems, Inc., Cvt. Bd. 4%, 2/01/2007           82,350
 70,000     Juniper Networks, Inc., Cvt. Bd. 4.75%, 3/15/2007        69,825
 30,000     Lattice Semiconductor Corporation, Cvt. Bd 4.75%,
              11/1/2006                                              55,050
 25,000     Level One Communications, Incorporated, Cvt. Bd. 4%,
              9/1/2004                                              108,530
    700     Motorola, Inc.                                           99,662
130,000     Rational Software Corporation, Cvt. Bd. 5%, 2/5/2003    162,500
    900     Texas Instruments, Incorporated                         144,000
 50,000     VERITAS Software Corporation, Cvt. Bd. 1.856%,
              8/1/2006                                              191,875
                                                                 ----------
                                                                  1,113,997
                                                                 ==========
            UTILITIES: 2.40%
  2,000     Calpine Capital Trust II                                109,750
                                                                 ----------


            Total Common Stocks and Convertible Securities
              (cost $3,712,235)                                  $4,522,830
                                                                 ==========

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ROCKHAVEN ASSET MANAGEMENT             8                 2000 SEMI-ANNUAL REPORT

THE ROCKHAVEN FUND
Schedule of Investments
AT SEPTEMBER 30, 1999


PRINCIPAL
 AMOUNT     SHORT-TERM INVESTMENTS: 0.58%                       MARKET VALUE
--------------------------------------------------------------------------------

 $7,513     Firstar Stellar Treasury Fund (cost $26,626)         $   26,654

            Total Investments in Securities
              (cost $3,738,861): 99.32%                           4,549,484
            Other Assets in Excess of Liabilities: 0.68%             31,197
                                                                 ----------
            TOTAL NET ASSETS: 100%                               $4,580,681
                                                                 ==========

(1)  NON-INCOME PRODUCING SECURITY.


GROSS UNREALIZED APPRECIATION AND DEPRECIATION OF SECURITIES IS AS
       FOLLOWS:
            GROSS UNREALIZED APPRECIATION                        $  899,759
            GROSS UNREALIZED DEPRECIATION                        $  (89,136)
                                                                 ----------
            NET UNREALIZED APPRECIATION                          $  810,623
                                                                 ==========

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ROCKHAVEN ASSET MANAGEMENT              9                2000 SEMI-ANNUAL REPORT

THE ROCKHAVEN FUND
Statement of Assets and Liabilities
AT MARCH 31, 2000 (UNAUDITED)


ASSETS
Investments in securities, at value
  (identified cost $3,738,861)                                        $4,549,484
  Receivables:
    Due from Advisor                                                      10,674
    Dividends and interest                                                10,614
    Fund shares sold                                                       1,429
  Prepaid expenses and other                                              22,453
                                                                      ----------
    Total assets                                                       4,594,654
                                                                      ==========
LIABILITIES
  Payables:
    Fund shares repurchased                                                  108
  Accrued expenses                                                        13,865
                                                                      ----------
    Total liabilities                                                     13,973
                                                                      ==========

NET ASSETS                                                            $4,580,681
                                                                      ==========
Net asset value and redemption price per share
 ($4,580,681/308,572 shares outstanding; unlimited
 number of shares (par value $0.01) authorized)                       $    14.84
                                                                      ==========
Offering price per share ($14.84/0.9425)                              $    15.75
                                                                      ==========
COMPONENTS OF NET ASSETS
  Paid-in capital                                                     $3,434,807
  Undistributed net realized gain on investments                         335,251
  Net unrealized appreciation on  investments                            810,623
                                                                      ----------
    Net assets                                                        $4,580,681
                                                                      ==========

See accompanying Notes to Financial Statements.

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ROCKHAVEN ASSET MANAGEMENT             10                2000 SEMI-ANNUAL REPORT

THE ROCKHAVEN FUND
Statement of Operations
FOR THE SIX MONTHS ENDED MARCH 31, 2000 (UNAUDITED)


INVESTMENT INCOME
Income
Dividends and Interest                                                $  31,765

Expenses
  Administration fees (Note 3)                                           15,041
  Advisory fees (Note 3)                                                 13,838
  Professional fees                                                      12,169
  Fund accounting fee                                                     9,026
  Transfer agent fees                                                     8,395
  Registration fees                                                       5,342
  Distribution expense (Note 4)                                           4,613
  Custodian                                                               3,610
  Other                                                                   1,888
  Report to shareholders                                                  1,504
  Trustees' fees                                                          1,441
                                                                      ---------
    Total expenses                                                       76,867
    Less: advisory fee waiver and absorption                            (49,191)
                                                                      ---------
    Net expenses                                                         27,676
                                                                      ---------
      Net investment income                                               4,089
                                                                      =========

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
  Net realized gain from security transactions                          351,719
  Net change in unrealized appreciation on investments                  577,086
                                                                      ---------
    Net realized and unrealized gain on investments                     928,805
                                                                      ---------
      Net Increase in Net Assets Resulting from Operations            $ 932,894
                                                                      =========

See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
ROCKHAVEN ASSET MANAGEMENT             11                2000 SEMI-ANNUAL REPORT

THE ROCKHAVEN FUND
Statement of Changes in Net Assets

                                                        SIX MONTH ENDED      YEAR ENDED
                                                        MARCH 31, 2000(2)  SEPT. 30, 1999
                                                        -----------------  --------------
INCREASE IN NET ASSETS FROM OPERATIONS
  Net investment income                                    $     4,089      $    25,704
  Net realized gain from security transactions                 351,719          188,976
  Net change in unrealized appreciation on investments         577,086          342,499
                                                           -----------      -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS           932,894          557,179
                                                           ===========      ===========
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income                                         (7,862)         (30,220)
  Net realized gain on security transactions                   (81,316)               0
                                                           -----------      -----------
                                                               (89,178)         (30,220)
                                                           ===========      ===========
CAPITAL SHARE TRANSACTIONS
  Net increase in net assets derived from net
    change in outstanding shares (a)                           743,616          475,083
                                                           -----------      -----------
TOTAL INCREASE IN  NET ASSETS                                1,587,332        1,002,042
                                                           ===========      ===========
NET ASSETS
Beginning of period                                          2,993,349        1,991,307
                                                           -----------      -----------
END OF PERIOD                                              $ 4,580,681      $ 2,993,349
                                                           ===========      ===========

(a) A summary of capital share transactions is as follows:

                               SIX MONTHS ENDED              YEAR ENDED
                               MARCH 31, 2000(2)            SEPT. 30, 1999
                           -------------------------   -------------------------
                           SHARES    PAID IN CAPITAL   SHARES    PAID IN CAPITAL
                           ------    ---------------   ------    ---------------
Shares sold                57,519      $ 819,166       90,975       $ 955,142
Shares issued in
  reinvestment of
  distributions             5,373         68,608        2,002          23,116
Shares redeemed            (9,694)      (144,158)     (42,733)       (503,175)
                           ------      ---------       ------       ---------
Net increase               53,198      $ 743,616       50,244       $ 475,083
                           ======      =========       ======       =========

(1)  COMMENCEMENT OF OPERATIONS.
(2)  UNAUDITED.

See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
ROCKHAVEN ASSET MANAGEMENT             12                2000 SEMI-ANNUAL REPORT

THE ROCKHAVEN FUND
Financial Highlights
FOR A CAPITAL SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                              SIX MONTHS                       NOV. 3, 1997(1)
                                                ENDED           YEAR ENDED        THROUGH
                                          MARCH 31, 2000(2)   SEPT. 30, 1999   SEPT. 30, 1998
                                          -----------------   --------------   --------------
Net asset value, beginning of period         $ 11.72              $  9.71           $10.00
                                             -------              -------           ------
Income from investment operations:
  Net investment income                         0.03                 0.09             0.14
  Net realized and unrealized gain
    (loss) on investments                       3.43                 2.03            (0.29)
                                             -------              -------           ------
Total from investment operations                3.46                 2.12            (0.15)
                                             -------              -------           ------
Less distributions:
  From net investment income                   (0.03)               (0.11)           (0.14)
  From net realized gains                      (0.31)                  --               --
                                             -------              -------           ------
                                               (0.34)               (0.11)           (0.14)
                                             -------              -------           ------

Net asset value, end of period               $ 14.84              $ 11.72           $ 9.71
                                             =======              =======           ======
Total return                                  0.03%(3)              21.88%           (1.61)%(3)

Ratios/supplemental data:
Net assets, end of period (thousands)        $ 4,581              $ 2,993           $1,991

Ratio of expenses to average net assets:
  Before expense reimbursement                  4.14%(2)             4.59%            8.51%(2)
  After expense reimbursement                   1.49%(2)             1.50%            1.49%(2)

Ratio of net investment income to
  average net assets
    After expense reimbursement                 0.22%(2)             0.83%            1.82%(2)

Portfolio turnover rate                        69.78%              113.36%           98.13%
                                             =======              =======           ======

----------
(1)  COMMENCEMENT OF OPERATIONS.
(2)  ANNUALIZED.
(3)  NOT ANNUALIZED.
(4)  UNAUDITED.

--------------------------------------------------------------------------------
ROCKHAVEN ASSET MANAGEMENT             13                2000 SEMI-ANNUAL REPORT

THE ROCKHAVEN PREMIER DIVIDEND FUND
Schedule of Investments
AT MARCH 31, 2000

SHARES/
PRINCIPAL   COMMON STOCKS &
AMOUNT      CONVERTIBLE SECURITIES: 98.74%                      MARKET VALUE
--------------------------------------------------------------------------------
            BASIC MATERIALS: 4.23%
    6,800   Georgia-Pacific Corporation, Cvt. Pfd.              $   291,550
   18,200   Sealed Air Corporation, Cvt. Pfd. $2 Series A           945,263
                                                                -----------
                                                                  1,236,813
                                                                -----------
            CAPITAL GOODS: 11.34%
   16,500   Ingersoll-Rand Co., Cvt. Pfd. 6.75%                     387,750
  300,000   Oak Industries Inc., Cvt. Bd. 4.875%, 3/1/2008        1,266,750
  590,000   Sanmina Corporation, Cvt. Bd. 4.75%, 5/1/2004           953,588
1,050,000   Solectron Corporation, Cvt. Bd. 0%, 1/27/20191          704,813
                                                                -----------
                                                                  3,312,901
                                                                -----------
            COMMUNICATIONS: 18.30%
   19,200   Amdocs Limited, Cvt. Pfd. 6.75%                       1,190,400
   14,200   MediaOne Group, Inc., Cvt. Pfd. 7%                      738,400
1,000,000   NEXTEL Communications, Inc., Cvt. Bd. 5.25%,
              1/15/2010                                           1,196,250
    3,100   NEXTLINK Communications, Inc., Cvt. Pfd. 6.5%           886,988
  650,000   NTL Incorporated, Cvt. Bd. 5.75%, 12/15/2009            668,688
    8,500   Qwest Trend Trust 5.75% Cvt. Pfd.                       667,250
                                                                -----------
                                                                  5,347,976
                                                                -----------
            CONSUMER CYCLICAL: 5.76%
  700,000   Costco Companies, Inc., Cvt. Bd. 0%, 8/19/20171         836,500
    9,500   Dollar General Corporation, Cvt. Pfd. STRYPES 8.5%      363,375
1,694,000   Four Seasons Hotel, Inc., Cvt. Bd. 0%, 9/23/20291       484,907
                                                                -----------
                                                                  1,684,782
                                                                -----------
            ENERGY: 5.63%
   19,400   Apache Corporation, Cvt. Pfd. 6.5%                      873,000
   35,000   Enron Corp., Cvt. Pfd. 7%                               772,187
                                                                -----------
                                                                  1,645,187
                                                                -----------
            FINANCE: 4.62%
   21,800   CNB Capital Trust, Cvt. Pfd. 6%                         708,500
   31,660   Lincoln National Corporation, Cvt. Pfd. 7.75%           641,115
                                                                -----------
                                                                  1,349,615
                                                                -----------
            SERVICES: 11.42%
  520,000   Clear Channel Communications, Inc., Cvt. Bd.
              2.625%, 4/1/2003                                      640,900
    8,100   Cox Communications, Inc., Cvt. Pfd. 7%                  514,350
    2,950   Houston Industries, Inc./Time Warner, Cvt. Pfd. 7%      469,050
  265,000   Omnicom Group Inc., Cvt. Bd. 4.25%, 1/3/2007            793,344
    9,900   The Seagram Company Ltd., Cvt. Pfd. ACES 7.5%           549,450
    6,700   XM Satellite Radio 8.25% Cvt. Pfd.                      370,175
                                                                -----------
                                                                  3,337,269
                                                                -----------

--------------------------------------------------------------------------------
ROCKHAVEN ASSET MANAGEMENT             14                2000 SEMI-ANNUAL REPORT

THE ROCKHAVEN PREMIER DIVIDEND FUND
Schedule of Investments
AT MARCH 31, 2000

SHARES/
PRINCIPAL   COMMON STOCKS &
AMOUNT      CONVERTIBLE SECURITIES: 98.74%                      MARKET VALUE
--------------------------------------------------------------------------------
            STAPLES: 10.55%
  590,000   Centocor, Inc., Cvt. Bd. 4.75%, 2/21/2001           $   656,375
  525,000   COR Therapeutics, Inc., Cvt. Bd. 5%, 3/01/2007          652,969
  650,000   Elan Finance, Cvt. Bd. 0%, 12/14/20181                  465,562
  800,000   Roche Holdings, Inc., Cvt. Bd. 0%, 1/19/20151           677,000
    6,600   The Estee Lauder Companies Inc., Cvt. Pfd. TRACES
              6.25%                                                 627,000
                                                                -----------
                                                                  3,078,906
                                                                -----------
            TECHNOLOGY: 21.17%
  500,000   Citrix Systems, Inc., Cvt. Bd. 0%, 3/2/20191            485,000
  550,000   Conexant Systems, Inc., Cvt. Bd. 4%, 2/01/2007          503,250
  350,000   Exodus Communications, Inc., Cvt. Bd. 5%, 7/15/2008     721,436
1,000,000   Juniper Networks, Inc., Cvt. Bd. 4.75%, 3/15/2007       997,500
  440,000   Lattice Semiconductor Corporation, Cvt. Bd. 4.75%,
              11/1/2006                                             807,400
  800,000   Rational Software Corporation, Cvt. Bd. 5%,
              2/5/2003                                            1,000,000
  750,000   Semtech Corporation, Cvt. Bd. 4.5%, 2/1/2007            711,563
  250,000   VERITAS Software Corporation, Cvt. Bd. 1.86%,
              8/13/2006                                             959,375
                                                                -----------
                                                                  6,185,524
                                                                -----------
            UTILITIES: 4.34%
    5,200   AES Trust III, Cvt. Pfd.                                351,000
   16,700   Calpine Capital Trust II, Cvt. Pfd. 5.5%                916,412
                                                                -----------
                                                                  1,267,412
                                                                -----------
            Total Preferred Stocks and Bonds
              (cost $24,528,062)                                $28,446,385
                                                                ===========

PRINCIPAL
AMOUNT      SHORT-TERM INVESTMENTS: 1.43%                       MARKET VALUE
--------------------------------------------------------------------------------
$ 418,781   Firstar Stellar Treasury Fund (cost $418,781)       $   418,781
                                                                -----------

            Total Investments in Securities
              (cost $24,946,943): 98.79%                        $28,865,166
            Assets in Excess of Liabilities: 1.21%                  353,696
                                                                -----------
            TOTAL NET ASSETS: 100%                              $29,218,862
                                                                ===========

(1)  NON-INCOME PRODUCING SECURITY.

GROSS UNREALIZED APPRECIATION AND DEPRECIATION OF
         SECURITIES IS AS FOLLOWS:
            GROSS UNREALIZED APPRECIATION                       $ 4,404,470
            GROSS UNREALIZED DEPRECIATION                          (486,147)
                                                                -----------
              NET UNREALIZED APPRECIATION                       $ 3,918,323
                                                                ===========

--------------------------------------------------------------------------------
ROCKHAVEN ASSET MANAGEMENT             15                2000 SEMI-ANNUAL REPORT

THE ROCKHAVEN PREMIER DIVIDEND FUND
Statement of Assets and Liabilities
AT MARCH 31, 2000 (UNAUDITED)


ASSETS
Investments in securities, at value
  (identified cost $24,946,843)                                      $28,865,166
Receivables:
  Dividends and interest                                                  91,409
  Fund shares sold                                                       958,793
Prepaid expenses and other                                                24,854
                                                                     -----------
    Total assets                                                      29,940,222
                                                                     ===========
LIABILITIES
  Payables:
    Due to advisor                                                        25,326
    Dividends                                                             34,865
    Fund shares repurchased                                              115,129
    Securities purchased                                                 530,803
  Accrued expenses                                                        15,237
                                                                     -----------

    Total liabilities                                                    721,360
                                                                     ===========

NET ASSETS                                                           $29,218,862
                                                                     ===========
Net asset value and redemption price per share
 ($29,218,862/1,581,535 shares outstanding; unlimited number
 of shares (par value $0.01) authorized)                             $     18.48
                                                                     ===========
Offering price per share ($18.48/0.9425)                             $     19.61
                                                                     ===========
COMPONENTS OF NET ASSETS
  Paid-in capital                                                    $22,680,610
  Undistributed net realized gain on investments                       2,619,929
  Net unrealized appreciation on  investments                          3,918,323
                                                                     -----------
    Net assets                                                       $29,218,862
                                                                     ===========

--------------------------------------------------------------------------------
ROCKHAVEN ASSET MANAGEMENT             16                2000 SEMI-ANNUAL REPORT

THE ROCKHAVEN PREMIER DIVIDEND FUND
Statement of Operations
FOR THE SIX MONTHS ENDED MARCH 31, 2000 (UNAUDITED)


INVESTMENT INCOME
  Income
    Dividends and interest                                          $   430,607

EXPENSES
  Administration fees (Note 3)                                           15,041
  Advisory fees (Note 3)                                                 67,717
  Professional fees                                                      11,637
  Fund accounting fee                                                     9,026
  Transfer agent fees                                                     8,721
  Registration fees                                                       5,276
  Distribution expense (Note 4)                                          22,772
  Custodian                                                               2,811
  Trustees' fees                                                          1,440
                                                                    -----------
    Total expenses                                                      144,441
    Less: advisory fee waiver and absorption                            (12,264)
                                                                    -----------
    Net expenses                                                        132,177
                                                                    -----------
      Net investment income                                             298,430
                                                                    ===========
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
  Net realized gain from security transactions                      $ 2,789,063
  Net change in unrealized appreciation on investments                3,176,360
                                                                    -----------
    Net realized and unrealized gain on investments                   5,965,423
                                                                    -----------
      Net Increase in Net Assets Resulting from Operations          $ 6,263,853
                                                                    ===========

--------------------------------------------------------------------------------
ROCKHAVEN ASSET MANAGEMENT             17                2000 SEMI-ANNUAL REPORT

THE ROCKHAVEN PREMIER DIVIDEND FUND
Statements of Changes in Net Assets

                                                 SIX MONTHS ENDED        YEAR ENDED
                                                 MARCH 31, 2000(2)     SEPT. 30, 1999
                                                 -----------------     --------------
INCREASE IN NET ASSETS FROM OPERATIONS
  Net investment income                           $    298,430         $    81,811
  Net realized gain from security transactions       2,789,063             276,358
  Net change in unrealized appreciation
    on investments                                   3,176,360             794,811
                                                  ------------         -----------
    Net increase (decrease) in net assets
      resulting from operations                      6,263,853           1,152,980
                                                  ============         ===========
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income                               (299,331)            (86,569)
  Net realized gain on security transactions          (242,032)                  0
                                                  ------------         -----------
                                                      (541,363)            (86,569)
                                                  ============         ===========
CAPITAL SHARE TRANSACTIONS
  Net increase in net assets derived
    from net change in outstanding shares (a)       14,759,021           5,992,141
                                                  ------------         -----------
Total increase in net assets                        20,481,511           7,058,552
                                                  ============         ===========
NET ASSETS
Beginning of period                                  8,737,351           1,678,799
                                                  ------------         -----------
End of period                                     $ 29,218,862         $ 8,737,351
                                                  ============         ===========

(a) A summary of capital share transactions is as follows:

                            SIX MONTHS ENDED                  YEAR ENDED
                             MARCH 31, 2000                 SEPT. 30, 1999
                        --------------------------     -------------------------
                        SHARES     PAID IN CAPITAL     SHARES    PAID IN CAPITAL
                        ------     ---------------     ------    ---------------
Shares sold            949,002      $ 15,347,306       520,970     $ 6,336,978
Shares issued in
  reinvestment of
  distributions         28,532           467,652         6,153          76,958
Shares redeemed        (62,060)       (1,055,937)      (32,319)       (421,795)
                       -------      ------------       -------     -----------
Net increase           915,474      $ 14,759,021       494,804     $ 5,992,141
                       =======      ============       =======     ===========

(1)  COMMENCEMENT OF OPERATIONS.
(2)  UNAUDITED.

--------------------------------------------------------------------------------
ROCKHAVEN ASSET MANAGEMENT             18                2000 SEMI-ANNUAL REPORT

THE ROCKHAVEN PREMIER DIVIDEND FUND
Financial Highlights
FOR A CAPITAL SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                             SIX MONTHS                      NOV. 3, 1997(1)
                                               ENDED           YEAR ENDED      THROUGH
                                          MARCH 31, 2000(4)  SEPT. 30, 1999  SEPT. 30, 1999
                                          -----------------  --------------  --------------
Net asset value, beginning of period         $ 13.12             $  9.80         $ 10.00
                                             -------             -------         -------
Income from investment operations:
  Net investment income                         0.40                0.18            0.21
  Net realized and unrealized gain
    (loss) on investments                       5.42                3.33           (0.21)
                                             -------             -------         -------
Total from investment operations                5.82                3.51            0.00
                                             -------             -------         -------

Less distributions:
  From net investment income                   (0.21)              (0.19)          (0.20)
  From new realized gains                      (0.25)                 --              --
                                             -------             -------         -------
Total distributions                            (0.46)              (0.19)          (0.20)
                                             -------             -------         -------

Net asset value, end of period               $ 18.48             $ 13.12         $  9.80
                                             =======             =======         =======

Total return                                   44.95%(3)           27.86%          (0.10)%(3)

Ratios/supplemental data:
Net assets, end of period (thousands)        $29,219             $ 8,737         $ 4,806

Ratio of expenses to average net assets:
  Before expense reimbursement                  1.57%(2)            3.06%          11.28%(2)
  After expense reimbursement                   1.44%(2)            1.50%           1.49%(2)

Ratio of net investment income to
  average net assets
    After expense reimbursement                 3.25%(2)            1.51%           2.62%(2)

Portfolio turnover rate                       107.97%             120.16%         147.56%
                                             =======             =======         =======

----------
(1)  COMMENCEMENT OF OPERATIONS.
(2)  ANNUALIZED.
(3)  NOT ANNUALIZED.
(4)  UNAUDITED.

--------------------------------------------------------------------------------
ROCKHAVEN ASSET MANAGEMENT             19                2000 SEMI-ANNUAL REPORT

                    THIS PAGE WAS INTENTIONALLY LEFT BLANK.









--------------------------------------------------------------------------------
ROCKHAVEN ASSET MANAGEMENT             20                2000 SEMI-ANNUAL REPORT

THE ROCKHAVEN FUND & THE ROCKHAVEN PREMIER DIVIDEND FUND
Notes to Financial Statements
AT MARCH 31, 2000

NOTE 1 -- ORGANIZATION

The Rockhaven Fund and Rockhaven Premier Dividend Fund (the "Funds") are each a series of shares of beneficial interest of Advisors Series Trust (the "Trust"), which is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Rockhaven Fund's primary investment objective is obtaining above average current income together with capital appreciation. The Rockhaven Premier Dividend Fund's primary investment objective is obtaining high current income and its secondary objective is seeking capital appreciation. The Funds attempt to achieve their objectives by investing in a diversified portfolio of equity securities. The Funds began operations on November 3, 1997.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with generally accepted accounting principles.

A. SECURITY VALUATION: The Funds' investments are carried at fair value. Securities that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ National Market System for which market quotations are readily available shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter ("OTC") securities which are not traded in the NASDAQ National Market System shall be valued at the most recent trade price. Securities for which market quotations are not readily available, if any, are valued following procedures approved by the Board of Trustees. Short-term investments are valued at amortized cost, which approximates market value.

B. FEDERAL INCOME TAXES: It is the Funds' policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

--------------------------------------------------------------------------------
ROCKHAVEN ASSET MANAGEMENT             21                2000 SEMI-ANNUAL REPORT

THE ROCKHAVEN FUND & THE ROCKHAVEN PREMIER DIVIDEND FUND
Notes to Financial Statements
AT MARCH 31, 2000

C. SECURITY TRANSACTIONS, DIVIDENDS AND DISTRIBUTIONS: Security transactions are accounted for on the trade date. Dividend income and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Distributions which exceed net realized gains for financial reporting purposes but not for tax purposes are reported as distributions in excess of net realized gains and are primarily due to differing treatments for wash sales and realized losses subsequent to October 31 on sale of securities. Realized gains and losses on securities sold are determined on the basis of identified cost. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

D. USE OF ESTIMATES: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

NOTE 3 -- INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES For the six months ended March 31, 2000, Rockhaven Asset Management, LLC (the "Advisor") provided the Funds with investment management services under an Investment Advisory Agreement. The Advisor furnished all investment advice, office space, facilities, and provides most of the personnel needed by each Fund. As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 0.75% based upon the average daily net assets of each Fund. For the six months ended March 31, 2000, the Rockhaven Fund and The Rockhaven Premier Dividend Fund incurred $13,838 and $67,717 , respectively, in Advisory Fees.

The Funds are responsible for their own operating expenses. The Advisor has agreed to reduce fees payable to it by each Fund and to pay each Fund's operating expenses to the extent necessary to limit each Fund's aggregate annual operating expenses to 1.50% of average net assets (the "expense cap"). Any such reductions made by the Advisor in its fees or payment of expenses which are a Fund's obligation are subject to reimbursement by the Fund to the Advisor, if so requested by the Advisor, in subsequent fiscal years if the aggregate amount

--------------------------------------------------------------------------------
ROCKHAVEN ASSET MANAGEMENT             22                2000 SEMI-ANNUAL REPORT

THE ROCKHAVEN FUND &
THE ROCKHAVEN PREMIER DIVIDEND FUND
Notes to Financial Statements AT MARCH 31, 2000

actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on the Fund's expenses. The Advisor is permitted to be reimbursed only for fee reductions and expense payments made in the previous three fiscal years, but is permitted to look back five years and four years, respectively, during the initial six years and seventh year of the Fund's operations. Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursed is made. Such reimbursement may not be paid prior to a Fund's payment of current ordinary operating expenses. For the six months ended March 31, 2000, the Advisor reduced its fees and absorbed Fund expenses in the amount of $49,191 for The Rockhaven Fund and $12,264 for The Rockhaven Premier Dividend Fund; no amounts were reimbursed to the Advisor.

Investment Company Administration, L.L.C. (the "Administrator") acts as the Funds' Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund's custodian, transfer agent and accountants; coordinates the preparation and payment of Fund expenses and reviews each Fund's expense accruals. For its services, the Administrator receives a monthly fee at the following annual rate:

FUND ASSET LEVEL                             FEE RATE
----------------                             --------
Less than $15 million                        $30,000
$15 million to less than $50 million         0.20% of average daily net assets
$50 million to less than $100 million        0.15% of average daily net assets
$100 million to less than $150 million       0.10% of average daily net assets
More than $150 million                       0.05% of average daily net assets

First Fund Distributors, Inc. (the "Distributor") acts as the Funds' principal underwriter in a continuous public offering of the Fund's shares. The Distributor is an affiliate of the Administrator.

Certain officers of the Fund are also officers and/or directors of the Administrator and the Distributor.

--------------------------------------------------------------------------------
ROCKHAVEN ASSET MANAGEMENT             23                2000 SEMI-ANNUAL REPORT

THE ROCKHAVEN FUND & THE ROCKHAVEN PREMIER DIVIDEND FUND
Notes to Financial Statements
AT MARCH 31, 2000

NOTE 4 -- DISTRIBUTION COSTS
Each Fund has adopted a Distribution Plan pursuant to Rule 12b-1 (the "Plan"). The Plan permits each Fund to pay for distribution and related expenses at an annual rate of up to 0.25% of each Fund's average daily net assets annually. The expenses covered by the Plan may include the cost of preparing and distributing prospectuses and other sales material, advertising and public relations expenses, payments to financial intermediaries and compensation of personnel involved in selling shares of each Fund. Payments made pursuant to the Plan will represent compensation for distribution and service activities, not reimbursements for specific expenses incurred. Pursuant to a distribution coordination agreement adopted; under the Plan, distribution fees are paid to the Advisor as "Distribution Coordinator". For the six months ended March 31, 2000, the Funds paid the Distribution Coordinator in the amount of $4,613 for The Rockhaven Fund and $22,772 for The Rockhaven Premier Dividend Fund.

NOTE 5 -- PURCHASES AND SALES OF SECURITIES
For the six months ended March 31, 2000, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, for The Rockhaven Fund, were $3,116,538 and $2,553,999, respectively.

For the six months ended March 31, 2000, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, for The Rockhaven Premier Dividend Fund, were $31,791,688 and $19,394,637, respectively.

--------------------------------------------------------------------------------
ROCKHAVEN ASSET MANAGEMENT             24                2000 SEMI-ANNUAL REPORT

Notes





--------------------------------------------------------------------------------
ROCKHAVEN ASSET MANAGEMENT             25                2000 SEMI-ANNUAL REPORT

Notes





--------------------------------------------------------------------------------
ROCKHAVEN ASSET MANAGEMENT             26                2000 SEMI-ANNUAL REPORT

ADVISOR
Rockhaven Asset Management, LLC
100 First Avenue, Suite 850
Pittsburgh, PA 15222
www.rockhaven.com

DISTRIBUTOR
First Fund Distributors, Inc.
4455 East Camelback Road, Suite 261E
Phoenix, AZ 85018

CUSTODIAN Firstar Bank, N.A.
425 Walnut Street
Cincinnati, OH 45202

TRANSFER AGENT
American Data Services, Inc.
150 Motor Parkway, Suite 109
Hauppauge, NY 11788
888.229.2105

LEGAL COUNSEL
Paul, Hastings, Janofsky & Walker LLP
345 California Street, 29th Floor
San Francisco, CA 94104

AUDITORS
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

THIS REPORT IS INTENDED FOR SHAREHOLDERS OF THE FUND AND MAY NOT BE USED AS SALES LITERATURE UNLESS PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.

PAST PERFORMANCE RESULTS SHOWN IN THIS REPORT SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE PERFORMANCE. SHARE PRICE AND RETURNS WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. STATEMENTS AND OTHER INFORMATION HEREIN ARE DATED AND ARE SUBJECT TO CHANGE.


LOGO
ROCKHAVEN ASSET MANAGEMENT
THE RISK MANAGERS

100 First Avenue
Suite 850
Pittsburgh, PA 15222

800.522.3508
412.434.6771 FAX
www.rockhaven.com

(6/00 - 0000)